Note 6 - Debt - Summary of Long-term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	May 23, 2023	Jan. 20, 2023
Revolving credit facility	$ 1,000	$ 1,000
Long-term debt	271,477	369,878
Total long-term debt	254,056	349,822
Less current portion	15,000	96,000
Term Loan A-1 [Member]
Outstanding principal	0	81,000
Unamortized debt issuance costs	0	(5)
Long-term debt	0	80,995
Term Loan A-2 [Member]
Outstanding principal	253,500	268,500
Unamortized debt issuance costs	(444)	(673)
Long-term debt	253,056	267,827	$ 173,500	$ 175,000
Long Term Debt Excluding Finance Obligation [Member]
Long-term debt	239,056	253,822
Revolving Credit Facility [Member]
Revolving credit facility	$ 1,000	$ 1,000